Selected accounting policies - Schedule of useful lives of intangible assets (Details)	12 Months Ended
Dec. 31, 2023
Currently marketed products | Bottom of range
Disclosure of detailed information about intangible assets [line items]
Finite-lived intangible asset, useful life (in years)	5 years
Currently marketed products | Top of range
Disclosure of detailed information about intangible assets [line items]
Finite-lived intangible asset, useful life (in years)	20 years
Marketing know-how
Disclosure of detailed information about intangible assets [line items]
Finite-lived intangible asset, useful life (in years)	25 years
Technologies | Bottom of range
Disclosure of detailed information about intangible assets [line items]
Finite-lived intangible asset, useful life (in years)	10 years
Technologies | Top of range
Disclosure of detailed information about intangible assets [line items]
Finite-lived intangible asset, useful life (in years)	20 years
Other (including software) | Bottom of range
Disclosure of detailed information about intangible assets [line items]
Finite-lived intangible asset, useful life (in years)	3 years
Other (including software) | Top of range
Disclosure of detailed information about intangible assets [line items]
Finite-lived intangible asset, useful life (in years)	10 years